LIBERTY FUNDS TRUST I
Liberty High Yield Securities Fund
Liberty Income Fund
Liberty Strategic Income Fund
Liberty Tax-Managed Aggressive Growth Fund
Liberty Tax-Managed Value Fund
Liberty Tax-Managed Growth Fund
Liberty Tax-Managed Growth Fund II

LIBERTY FUNDS TRUST II
Liberty Newport Japan Opportunities Fund
Liberty Newport Greater China Fund
Liberty Money Market Fund
Liberty Intermediate Government Fund

LIBERTY FUNDS TRUST III
Liberty Newport Global Equity Fund
Liberty Newport International Equity Fund
Liberty Select Value Fund
Liberty Federal Securities Fund
The Liberty Fund
Liberty Contrarian Small-Cap Fund
Liberty Contrarian Equity Fund
Liberty Contrarian Income Fund
Liberty Contrarian Fund

LIBERTY FUNDS TRUST IV
Liberty High Yield Municipal Fund
Liberty Tax-Exempt Fund
Liberty Tax-Exempt Insured Fund
Liberty Utilities Fund
Liberty Municipal Money Market Fund

LIBERTY FUNDS TRUST V
Liberty California Tax-Exempt Fund
Liberty Connecticut Tax-Exempt Fund
Liberty Massachusetts Tax-Exempt Fund
Liberty New York Tax-Exempt Fund
Liberty Ohio Tax-Exempt Fund
Liberty Global Young Investor Fund

LIBERTY FUNDS TRUST VI
Liberty Small-Cap Value Fund
Liberty Growth & Income Fund
Liberty Newport Asia Pacific Fund

LIBERTY FUNDS TRUST VII
Liberty Newport Tiger Fund
Liberty Newport Europe Fund

LIBERTY FLOATING RATE ADVANTAGE FUND

LIBERTY FLOATING RATE FUND

LIBERTY-STEIN ROE FUNDS INCOME TRUST
Liberty High Yield Bond Fund, Class A
Liberty Income Bond Fund, Class A
Liberty Intermediate Bond Fund, Class A

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
Liberty Midcap Growth Fund
Liberty Focus Fund, Class A
Liberty Small Company Growth Fund, Class A
Liberty Capital Opportunities Fund, Class A
Liberty Growth Investor Fund

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
Liberty High Income Municipals Fund, Class A
Stein Roe Intermediate Municipals Fund, Classes A, B, C

LIBERTY-STEIN ROE ADVISOR TRUST
Liberty Young Investor Fund
Liberty Growth Stock Fund

LIBERTY ACORN TRUST
Liberty Acorn Fund
Liberty Acorn International
Liberty Acorn USA
Liberty Acorn Twenty
Liberty Acorn Foreign Forty

       Supplement to Prospectuses and Statements of Additional Information

On June 4, 2001, Liberty Financial Companies, Inc. (Liberty Financial), an intermediate parent of each of the above referenced Funds' investment advisors (Liberty Financial Affiliates), announced that Fleet National Bank has agreed to acquire Liberty Financial's asset management business, including each of the Liberty Financial Affiliates. Fleet National Bank is an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. The closing of the proposed transaction is expected to take place during the second half of 2001 and is subject to a number of conditions, including approval by the shareholders of Liberty Financial. In addition, under the rules for mutual funds, the proposed transaction may result in a change of control of the Liberty Financial Affiliates and, therefore, an assignment of their investment advisory and sub-advisory contracts with the Funds. The assignment of these contracts generally requires shareholder approval under the Investment Company Act of 1940. Consequently, it is anticipated that the Liberty Financial Affiliates will seek approval of new contracts from each Trust's Board of Trustees and from shareholders of the Funds prior to the consummation of the proposed transaction. The new contracts will be identical to the current contracts in all respects except for their effective and termination dates. The new contracts will have no effect on the contractual advisory or sub-advisory fee rates payable by the Funds.

G-36/329G-0601                                                      June 5, 2001